Schedule of investments
Delaware Opportunity Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.38%
Basic Industry — 7.92%
Alcoa	67,350	$ 3,069,813
Berry Global Group †	122,050	6,668,812
Celanese	42,200	4,963,142
Crown Holdings	50,450	4,649,976
Graphic Packaging Holding	345,550	7,083,775
Huntsman	340,400	9,650,340
Louisiana-Pacific	73,350	3,844,274
Newmont	58,400	3,484,728
		43,414,860
Consumer Discretionary — 12.21%
Aptiv †	41,300	3,678,591
AutoZone †	2,850	6,124,992
Cable One	2,030	2,617,320
Capri Holdings †	79,850	3,274,649
Darden Restaurants	40,600	4,592,672
Dollar Tree †	41,400	6,452,190
DR Horton	104,800	6,936,712
Hasbro	65,300	5,346,764
Johnson Controls International	94,300	4,515,084
Marriott International Class A	50,250	6,834,502
Nexstar Media Group Class A	26,550	4,324,464
Polaris	40,900	4,060,552
Ross Stores	47,200	3,314,856
Stanley Black & Decker	45,900	4,813,074
		66,886,422
Consumer Staples — 3.61%
Campbell Soup	50,850	2,443,342
Conagra Brands	115,050	3,939,312
Kellogg	78,250	5,582,355
Tyson Foods Class A	50,750	4,367,545
US Foods Holding †	111,500	3,420,820
		19,753,374
Energy — 6.37%
Coterra Energy	209,500	5,403,005
Devon Energy	94,040	5,182,544
Hess	109,250	11,573,945
Marathon Oil	369,600	8,308,608
Valero Energy	41,500	4,410,620
		34,878,722
Financial Services — 19.68%
Affiliated Managers Group	38,050	4,436,630
Allstate	69,900	8,858,427
Ally Financial	165,300	5,539,203
Assurant	29,100	5,029,935
East West Bancorp	146,350	9,483,480
Globe Life	56,750	5,531,423
Hancock Whitney	145,515	6,450,680
Hartford Financial Services Group	151,350	9,902,830
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services (continued)
KeyCorp	457,800	$ 7,887,894
Raymond James Financial	94,650	8,462,656
Reinsurance Group of America	68,750	8,063,687
Signature Bank	30,500	5,465,905
State Street	68,350	4,213,778
Synchrony Financial	243,550	6,726,851
Synovus Financial	146,500	5,281,325
Western Alliance Bancorp	91,300	6,445,780
		107,780,484
Healthcare — 5.96%
AmerisourceBergen	48,000	6,791,040
Quest Diagnostics	44,750	5,950,855
Service Corp. International	64,500	4,458,240
STERIS	28,000	5,772,200
Syneos Health †	53,100	3,806,208
Zimmer Biomet Holdings	55,750	5,857,095
		32,635,638
Industrials — 13.13%
AECOM	109,750	7,157,895
AMETEK	42,300	4,648,347
CACI International Class A †	20,100	5,663,778
Gates Industrial †	267,150	2,887,891
ITT	81,600	5,486,784
KBR	230,000	11,129,700
ManpowerGroup	37,250	2,846,273
Oshkosh	58,600	4,813,404
Quanta Services	90,150	11,299,401
Regal Rexnord	43,050	4,887,036
United Rentals †	16,400	3,983,724
WESCO International †	66,400	7,111,440
		71,915,673
Real Estate Investment Trusts — 7.28%
Apartment Income REIT	139,029	5,783,606
Brandywine Realty Trust	337,850	3,256,874
Host Hotels & Resorts	199,500	3,128,160
Kimco Realty	296,550	5,862,794
Life Storage	55,350	6,180,381
Outfront Media	217,500	3,686,625
Spirit Realty Capital	160,650	6,069,357
VICI Properties	199,259	5,935,926
		39,903,723
Technology — 11.37%
Agilent Technologies	50,450	5,991,946
Avnet	79,549	3,411,061
Ciena †	129,350	5,911,295
Concentrix	31,900	4,326,916
Fiserv †	25,850	2,299,875
Flex †	393,600	5,695,392
NQ-Q5V [6/22] 8/22 (2351932)    1

Schedule of investments
Delaware Opportunity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Keysight Technologies †	37,450	$ 5,162,483
ON Semiconductor †	101,000	5,081,310
Qorvo †	49,750	4,692,420
Synopsys †	36,700	11,145,790
Teradyne	75,900	6,796,845
Western Digital †	40,100	1,797,683
		62,313,016
Transportation — 2.47%
JB Hunt Transport Services	26,250	4,133,587
Kirby †	66,000	4,015,440
Southwest Airlines †	149,450	5,398,134
		13,547,161
Utilities — 8.38%
CMS Energy	105,800	7,141,500
Edison International	94,900	6,001,476
MDU Resources Group	169,900	4,585,601
NRG Energy	201,200	7,679,804
Public Service Enterprise Group	125,700	7,954,296
WEC Energy Group	57,400	5,776,736
Xcel Energy	95,300	6,743,428
		45,882,841
Total Common Stocks (cost $453,142,259)		538,911,914

Short-Term Investments — 1.69%
Money Market Mutual Funds — 1.69%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	2,316,054	2,316,054
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	2,316,056	$ 2,316,056
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	2,316,056	2,316,056
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Share Class (seven-day effective yield 1.34%)	2,316,056	2,316,056
Total Short-Term Investments (cost $9,264,222)		9,264,222

Total Value of Securities—100.07% (cost $462,406,481)		548,176,136
Liabilities Net of Receivables and Other Assets—(0.07%)		(392,201)
Net Assets Applicable to 18,350,335 Shares Outstanding—100.00%		$547,783,935
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust

2    NQ-Q5V [6/22] 8/22 (2351932)